Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid- in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated Deficit	Total
Balance at Dec. 31, 2023		$ 49		$ 341,591			$ (177,336)	$ 164,304
Balance (in Shares) at Dec. 31, 2023	[1]	103,154,396
Exercise of options and vesting of RSUs				126				126
Exercise of options and vesting of RSUs (in Shares)		1,222,169
Stock based compensation				3,764				3,764
Net loss for the period							(10,042)	(10,042)
Balance at Mar. 31, 2024		$ 49		345,481			(187,378)	158,152
Balance (in Shares) at Mar. 31, 2024		104,376,565
Balance at Dec. 31, 2024		$ 49		357,570	(1,613)	601	(213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024		106,342,415	[2]					106,342,415
Exercise of options and vesting of RSUs				188				$ 188
Exercise of options and vesting of RSUs (in Shares)		1,780,391						246,513
Repurchase of ordinary shares					(9,585)			$ (9,585)
Repurchase of ordinary shares (in Shares)		(3,230,259)
Stock based compensation				4,166				4,166
Change in unrealized losses on cash flow hedges						(542)		(542)
Net loss for the period							(8,308)	(8,308)
Balance at Mar. 31, 2025		$ 49		$ 361,924	$ (11,198)	$ 59	$ (222,227)	$ 128,607
Balance (in Shares) at Mar. 31, 2025		104,892,547						104,892,547

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares